Fair Value Measurements (Details) - Schedule of derivative assets and liabilities - Fair Values Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Natural gas swap [Member]
Assets
Total derivative assets	$ 245
Liabilities
Total derivative liabilities	55	$ 178
Interest rate swap [Member]
Assets
Total derivative assets	4,720	439
Liabilities
Total derivative liabilities		727
Warrant liabilities [Member]
Liabilities
Total derivative liabilities	52,730	67,290
Level 1 [Member] | Natural gas swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 1 [Member] | Interest rate swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 1 [Member] | Warrant liabilities [Member]
Liabilities
Total derivative liabilities
Level 2 [Member] | Natural gas swap [Member]
Assets
Total derivative assets	245
Liabilities
Total derivative liabilities	55	178
Level 2 [Member] | Interest rate swap [Member]
Assets
Total derivative assets	4,720	439
Liabilities
Total derivative liabilities		727
Level 2 [Member] | Warrant liabilities [Member]
Liabilities
Total derivative liabilities
Level 3 [Member] | Natural gas swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 3 [Member] | Interest rate swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 3 [Member] | Warrant liabilities [Member]
Liabilities
Total derivative liabilities	$ 52,730	$ 67,290